Lease Liabilities - Summary of Changes to Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Balance at beginning of year		$ 573,662	$ 460,158
Business combinations		37,775	116,837
Additions		189,363	208,028
Derecognition	[1]	(18,332)	(15,625)
Repayment		(163,250)	(165,350)
Effect of movements in exchange rates		18,546	(30,386)
Balance at end of year		$ 637,764	$ 573,662

[1]	Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.